Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Class A | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class A | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class A | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class A | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | BX Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Toyota Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class A | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class A | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class A | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Class C | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Class C | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class C | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class C | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class C | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | BX Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Toyota Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class C | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class C | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class C | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Class I | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Class I | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class I | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Class I | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Class I | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | BX Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Toyota Auto Receivables Owner Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Class I | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
Class I | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Class I | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Class A | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Class A | Galaxy Commodity - Polaris Fund LLC [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class A | LoCorr Commodities Index [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class A | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class A | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class A | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class A | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class A | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Class A | Commodity Pool [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class A | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class A | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Class C | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Class C | Galaxy Commodity - Polaris Fund LLC [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class C | LoCorr Commodities Index [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class C | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class C | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class C | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class C | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class C | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class C | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Class C | Commodity Pool [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class C | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Class C | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class C | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Class I | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Class I | Galaxy Commodity - Polaris Fund LLC [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class I | LoCorr Commodities Index [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class I | United States Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class I | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Class I | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Class I | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class I | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class I | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Class I | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	26.30%
Class I | Commodity Pool [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%
Class I | Total Return Swaps [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Class I | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Class A | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Class A | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | BX Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | GM Financial Consumer Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | MVW Owner Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class A | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class A | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Class A | Corporate Bonds. [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class A | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class A | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class A | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class C | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Class C | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class C | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | BX Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | GM Financial Consumer Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | MVW Owner Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class C | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Class C | Corporate Bonds. [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class C | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class C | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class C | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class C | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class C | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class I | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Class I | Federal Home Loan Banks [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I | Federal Farm Credit Banks Funding Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Freddie Mac Structured Agency Credit Risk Debt Notes [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Fannie Mae Connecticut Avenue Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class I | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | BX Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | GM Financial Consumer Automobile Receivables Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | MVW Owner Trust [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Class I | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Class I | Corporate Bonds. [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Class I | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Class I | U.S. Government Agency Issues [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
Class I | Forwards [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class I | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Class I | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Class A | TKO Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class A | Penn National Gaming, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Park Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class A | Zoom Video Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | Sprinklr, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class A | ROBLOX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Healthcare Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | SPDR S&P Biotech ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class A | Endeavor Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
Class A | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class A | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	(3.10%)
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.10%
Class C | TKO Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class C | Penn National Gaming, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Park Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class C | Zoom Video Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | Sprinklr, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class C | ROBLOX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Healthcare Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | SPDR S&P Biotech ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class C | Endeavor Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
Class C | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class C | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	(3.10%)
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.10%
Class I | TKO Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Kimco Realty Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class I | Penn National Gaming, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Park Hotels & Resorts, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Class I | Zoom Video Communications, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class I | Sprinklr, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Class I | ROBLOX Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | Healthcare Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | SPDR S&P Biotech ETF [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Class I | Endeavor Group Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
Class I | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	(3.10%)
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	52.10%
Class A | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class A | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Class A | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Class A | Business Development Companies [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class A | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class A | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class A | Royalty Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Publicly Traded Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class A | AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class A | Annaly Capital Management, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class A | Rithm Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class A | Barrick Gold Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | CVR Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class A | FS KKR Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class C | AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class C | Annaly Capital Management, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class C | Rithm Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class C | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class C | Barrick Gold Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class C | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class C | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class C | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | CVR Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class C | FS KKR Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class C | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class C | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Class C | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Class C | Business Development Companies [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class C | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class C | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class C | Royalty Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Publicly Traded Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class I | AGNC Investment Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Class I | Annaly Capital Management, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Class I | Rithm Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Agnico Eagle Mines Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Class I | Barrick Gold Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Energy Transfer LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | CVR Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Class I | FS KKR Capital Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Class I | Master Limited Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	24.00%
Class I | Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
Class I | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%
Class I | Business Development Companies [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class I | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class I | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Class I | Royalty Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Publicly Traded Partnerships [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%